Earnings/(Loss) Per Share(“EPS”)	6 Months Ended
Sep. 30, 2014
Earnings/(Loss) Per Share ("EPS")
Earnings/(Loss) Per Share ("EPS")

12. Earnings/(Loss) Per Share (“EPS”)

Basic EPS represents net income/(loss) attributable to common shareholders divided by the weighted average number of common shares outstanding during the measurement period. Our restricted stock shares include rights to receive dividends that are subject to the risk of forfeiture if service requirements are not satisfied, thus these shares are not considered participating securities and are excluded from the basic weighted-average shares outstanding calculation. Diluted EPS represent net income attributable to common shareholders divided by the weighted average number of common shares outstanding during the measurement period while also giving effect to all potentially dilutive common shares that were outstanding during the period.

The calculations of basic and diluted EPS for the periods presented were as follows:

(In U.S. dollars except share data)	Three months ended September 30, 2014	Six months ended September 30, 2014	July 1, 2013 (inception) to September 30, 2013
Numerator:
Net income	$3,768,677	$7,435,926	$(1,425,761)
Denominator:
Weighted average number of common shares outstanding, basic and diluted	57,128,494	55,244,082	18,644,324
EPS:
Basic and diluted	$0.07	$0.13	$(0.08)

For the three and six months ended September 30, 2014, there are 655,000 shares of unvested restricted stock excluded from the calculation of diluted EPS because the effect of their inclusion would be anti-dilutive.